FORM N-23C-3
                        NOTIFICATION OF REPURCHASE OFFER
                             PURSUANT TO RULE 23C-3



1.       Investment Company Act File Number: 811-08050
         Date of Notification: December 26, 2003

2. Exact name of investment company as specified in registration statement.

         THE ASIA TIGERS FUND, INC.

3.       Address of principal executive office:

         200 Park Avenue, 24th Floor
         New York, NY 10166

4.       Check one of the following:

         A. [X] The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3.

         B. [ ] The notification pertains to a discretionary repurchase offer under paragraph (c) of Rule 23c-3.

         C. [ ] The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3 and a discretionary repurchase offer under paragraph (c) of Rule 23c-3.



BY:           /s/ BRYAN MCKIGNEY
              --------------------------------

NAME:         Bryan McKigney
              --------------------------------

TITLE:        Director, President and Chairman
              --------------------------------